TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income & Real Estate Securities Funds

TIAA-CREF Core Plus Bond Fund

TIAA-CREF Money Market Fund

SUPPLEMENT NO. 1

dated August 17, 2020, to the Summary Prospectuses each dated August 1, 2020

SUPPLEMENT NO. 2

dated August 17, 2020, to the Statutory Prospectus dated August 1, 2020, as supplemented through August 1, 2020

The portfolio management team of the TIAA-CREF Core Plus Bond Fund has changed. Joseph Higgins has become a new member of the TIAA-CREF Core Plus Bond Fund’s portfolio management team. Accordingly, the following hereby replaces in its entirety the entry for the TIAA-CREF Core Plus Bond Fund in the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 9 of the Summary Prospectus and page 47 of the Statutory Prospectus for the TIAA-CREF Core Plus Bond Fund:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	William Martin	John Cerra	Kevin R. Lorenz, CFA
Title:	Senior Managing Director	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2003	since 2006
Name:	Anupam Damani, CFA	Joseph Higgins, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2019	since 2020

The following hereby replaces in its entirety the entry for the TIAA-CREF Core Plus Bond Fund in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 161 of the Statutory Prospectus for the TIAA-CREF Core Plus Bond Fund:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
CORE PLUS BOND FUND
William Martin
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (fixed-income portfolio management)	2004	1993	2011
John Cerra
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003
Kevin R. Lorenz, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—1987 to Present (high-yield portfolio management)	1987	1987	2006
Anupam Damani, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	2005	1994	2019
Joseph Higgins, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	1995	1995	2020

As of October 1, 2020, Joseph Rolston will no longer be a portfolio manager of the TIAA-CREF Money Market Fund. Chad Kemper and Andrew Hurst will each continue to serve as portfolio managers of the TIAA-CREF Money Market Fund. Therefore, as of October 1, 2020, Joseph Rolston shall be removed from the TIAA-CREF Money Market Fund’s portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Money Market Fund.

As of December 31, 2020, William Martin will no longer be a portfolio manager of the TIAA-CREF Core Plus Bond Fund. John Cerra, Kevin Lorenz, Anupam Damani and Joseph Higgins will each continue to serve as portfolio managers of the TIAA-CREF Core Plus Bond Fund. Therefore, as of December 31, 2020, William Martin shall be removed from the TIAA-CREF Core Plus Bond Fund’s portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Core Plus Bond Fund.

A40898 (8/20)